Exploration and Evaluation Interests - Other Properties (Details)				1 Months Ended	12 Months Ended
	Feb. 14, 2025 CAD ($) item shares	Oct. 18, 2022 CAD ($) property installment	Jun. 01, 2022 CAD ($)	Feb. 28, 2025 item shares	Dec. 31, 2025 CAD ($) property shares	Dec. 31, 2024 CAD ($) shares
Exploration And Evaluation Interests [Line Items]
Number of properties acquired | property		3
Number of days over which volume weighted average trading price is calculated		20 days
Number of exploration and evaluation property sold | item	1			1
Gain on sale of exploration and evaluation interests					$ 3,216,000
Sofia Property | TDG Gold Corp
Exploration And Evaluation Interests [Line Items]
Number of shares acquired in consideration for sale of property | shares	8,000,000			8,000,000
Gain on sale of exploration and evaluation interests	$ 3,216,000
Other Properties
Exploration And Evaluation Interests [Line Items]
Percentage of ownership			100.00%
Percentage of net smelter return royalty			2.00%		2.00%
Consideration for SNR repurchased					$ 2,000,000
Consideration transferred, acquisition-date fair value		$ 3,000,000
Number of equal cash installments | installment		6
Cash consideration payable per installment		$ 250,000
Equity consideration payable per installment		$ 250,000
Number of property subject to NSR Royalty | property					1
Period of right of purchase interest					120 days
Cash consideration					$ 250,000	$ 1,250,000
Acquisition of exploration and evaluation interests (shares) | shares					17,229	171,636
Other Properties | Minimum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased			$ 1,000,000
Other Properties | Maximum
Exploration And Evaluation Interests [Line Items]
Consideration for SNR repurchased			$ 6,000,000